UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,608,451)	$ (811,951)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	86,205
Right-of-use assets depreciation	116,200
Interest income	(541)	(18,493)
Reversal of credit losses	(28,473)
Imputed interest expense	504,021
Change in operating assets and liabilities
Accounts receivable	1,587,754	180,000
Notes receivables	865,896
Other receivables	(7,135)	4,879,223
Due from related parties	248,920
Prepayments	(52,403)	6,930
Accounts payable	(228,020)
Other payables and accrued liabilities	(119,983)	85,262
Contract liabilities	(31,135)
Taxes payable	(112,563)	(517)
Lease liabilities	(109,744)
Net cash provided by operating activities	1,110,548	4,320,454
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash deposit in escrow account		(5,114,000)
Cash received from escrow account		5,000,000
Loan receivable		(3,000,000)
Acquisitions of property, plant and equipment		(752,886)
Long-term investment in equity		(51,282)
Purchase of short-term investments	(689,408)
Net cash used in investing activities	(689,408)	(3,918,168)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock under F3		5,697,396
Net cash provided by financing activities		5,697,396
EFFECT OF EXCHANGE RATE CHANGES	127,751	7,310
NET CHANGE IN CASH	548,891	6,106,992
CASH, beginning of period	4,693,725	52,659
CASH, end of period	5,242,616	6,159,651
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	114,408
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Third parties paid for consideration for Pure Tech		$ 23,800,000